Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax expense	$ 343	$ 1,101	$ 129
Deferred income tax (benefit) expense	(276)	103	39
Effective consolidated income tax expense rate	$ 67	$ 1,204	$ 168